Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on non-recurring basis

	Year ended December 31, 2013
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property and Equipment	111,587			111,587	8,594

	Year ended December 31, 2014
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property and Equipment	105,451			105,451	7,864
Goodwill	5,139			5,139	424